ACCRUALS AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

5. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued liabilities and other current liabilities consisted of the following:

	As of
	December 31,	As of June 30,
	2024	2025
	US$	US$
Professional service fees	1,182,056	1,398,006
Payroll and related liabilities	1,097,013	1,784,589
Other taxes and surcharge	480,704	467,531
Others	56,265	26,147
	2,816,038	3,676,273